4A. Income Taxes (Details) (USD $)	7 Months Ended
Dec. 31, 2014
Income Tax Disclosure [Abstract]
Current federal income tax benefit	$ 0
NOL carryforwards	887,000
Valuation allowance	(887,000)
Deferred tax assets, net	$ 0